Net finance expense - Net finance expense recognized directly in equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Foreign currency translation differences for foreign operations	$ (482)	$ 636	$ (112)
Cash flow hedges - effective portion of changes in fair value	9,852	(2,873)	(1,885)
Other comprehensive income (expense), net of tax	11,774	(2,336)	(3,940)
Translation Reserve and Hedging Reserve
Other comprehensive income (expense), net of tax	9,370	(2,237)	(1,997)
Translation reserve
Other comprehensive income (expense), net of tax	(482)	636	(112)
Hedging reserve
Other comprehensive income (expense), net of tax	$ 9,852	$ (2,873)	$ (1,885)